INCOME AND MINING TAXES - Temporary differences and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	$ 352,428	$ 344,954
Unused tax credits not recognized as deferred tax	12,700	12,700
Taxable temporary difference not recognized as deferred income tax	276,800	285,700
Net capital loss carry forwards
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	56,003	74,364
Other deductible temporary differences
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	$ 296,425	$ 270,590